Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under operating leases
As of December 31, 2020

2021	1,236
2022	1,181
2023	995
2024	283
2025	283
Thereafter	425

$4,403